787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

September 2, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Preliminary Proxy Materials for Funds Listed on Appendix A

Ladies and Gentlemen:

On behalf of each of the funds listed on Appendix A hereto (the “Funds”), and pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, transmitted herewith are the preliminary proxy materials consisting of a Notice of Joint Special Meeting of Shareholders and a Proxy Statement to be used in connection with the Joint Special Meeting of Shareholders of the Funds (the “Meeting”). As set forth in more detail in the accompanying proxy materials, the Meeting is being held to approve the amendment or elimination of certain of each Fund’s fundamental investment restrictions other than BlackRock Balanced Capital Fund, Inc. (“Balanced Capital Fund”).

On August 5, 2021, preliminary proxy materials to be used in connection with the Meeting were filed with the Securities and Exchange Commission and did not include Balanced Capital Fund. The preliminary proxy materials filed herewith are revised to include Balanced Capital Fund.

Please do not hesitate to contact me at (212) 728-8955 if you have comments or if you require additional information regarding the enclosed materials.

Very truly yours,

/s/ Bissie K. Bonner
Bissie K. Bonner

Enclosures

cc:	Jessica A. Herlihy , BlackRock, Inc.

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

Jesse C. Kean, Esq., Sidley Austin LLP

NEW YORK    WASHINGTON    HOUSTON    PALO ALTO    SAN FRANCISCO    CHICAGO    PARIS    LONDON    FRANKFURT     BRUSSELS    MILAN    ROME

Appendix A

BlackRock Allocation Target Shares (File No. 811-21457)

BlackRock Balanced Capital Fund, Inc. (File No. 811-2405)

BlackRock Bond Fund, Inc. (File No. 811-02857)

BlackRock FundsSM (File No. 811-05742)

BlackRock Funds IV (File No. 811-23341)

BlackRock Funds V (File No. 811-23339)

BlackRock Funds VI (File No. 811-23344)

BlackRock Long-Horizon Equity Fund (File No. 811-21759)

BlackRock Strategic Global Bond Fund, Inc. (File No. 811-05603)

Managed Account Series II (File No. 811-23340)

Master Bond LLC (File No. 811-21434)

Master Investment Portfolio II (File No. 811-23343)